Commitments and Contingencies (Tables)	3 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of December 31, 2025 and September 30, 2025 are as follows:

	December 31, 2025	September 30, 2025
Purchase commitments	36,723	43,526
Future lease payments[1]	29,752	6,090
Total	66,475	49,616

[1]Relates to leases not yet commenced to which the Company is committed via signed contracts.